Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Basis of Presentation

Basis of Presentation

The financial statements of Yangshuo have been prepared in accordance with generally accepted accounting principles in the United States of America. This basis of accounting involves the application of accrual accounting and consequently, revenues and gains are recognized when earned, and expenses and losses are recognized when incurred. Yangshuo’s financial statements are expressed in U.S. dollars.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimate and assumptions that impact the presented amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the presented amounts of revenues and expenses during the period. Actual results may differ from those estimates. Significant estimates during the years ended December 31, 2017 and 2016 include the collectability of receivables, the useful lives of long-lived assets and intangibles, assumptions used in assessing impairment of long-lived assets, valuation of accruals for expenses and tax due.

Going Concern Consideration

Going concern consideration

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which contemplate continuation of the Company as a going concern basis. The going-concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed on the financial statements. The Company’s ability to continue as a going concern depends on the liquidation of its current assets. As of December 31, 2017 and December 31, 2016, the Company has incurred a comprehensive loss of $68,637 and $175,914, respectively and a negative working capital of $1,027,320 and $883,688, respectively. These conditions raise substantial doubt about the ability of the Company to continue as a going concern.

In an effort to continue as a going concern, Yangshuo has entered into a series of contractual agreements with Shenzhen Gu Yue Environmental Protection Technology Co. Ltd. (“Gu Yue”), a PRC company on December 5, 2017. Based on these agreements, Gu Yue obtained the controlling interest of Yangshuo and provides operational, management, marketing, technological and other support services to Yangshuo’s tailing reserve and sand mix business. The shareholder may also continue to raise fund through private placement or issuance of shares to support the operational needs. Management believes that the foregoing actions would enable Yangshuo to continue as a going concern.

Foreign Currency Translation

Foreign Currency Translation

The reporting currency of Yangshuo is the U.S. dollar. Yangshuo use the local currency, Renminbi (RMB), as their functional currency as determined based on the criteria of ASC 830, “Foreign Currency Translation”. Assets and liabilities are translated at the unified exchange rate as quoted by the U.S. Federal Reserve at the end of the period. Income and expense accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income in the statement of equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. Translation adjustments included in accumulated other comprehensive gain/(loss) amounted to $61,683 and $(73,921) as of December 31, 2017 and 2016, respectively.

Below is a table with foreign exchange rates used for translation:

For the year ended December 31, (Average Rate)	2017		2016
Chinese Renminbi (RMB)	RMB	6.7569	RMB	6.6400
United States dollar ($)		$1.0000		$1.0000

As of December 31, (Closing Rate)	2017		2016
Chinese Renminbi (RMB)	RMB	6.5063	RMB	6.9430
United States dollar ($)		$1.0000		$1.0000

Cash and Cash Equivalents

Cash and Cash Equivalents

Yangshuo considers all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. Yangshuo maintains with various financial institutions in the PRC. As of December 31, 2017 and 2016, cash balances held in PRC banks are uninsured. Yangshuo has not experienced any losses in bank accounts and believes it is not exposed to any risks on its cash in bank accounts.

Financial Instrument

Financial Instrument

The carrying amount reported in the balance sheet for cash, other receivables, accrued liabilities and other payables approximate fair value because of the immediate or short-term maturity of these financial instruments.

Plant, Property and Equipment

Plant, Property and Equipment

Plant, property and equipment are stated at cost less accumulated depreciation and impairment losses. Gains and losses on dispositions of property and equipment are included in operating income (loss). Major additions, renewals and improvements are capitalized, while maintenance and repairs are recognized as expense as incurred.

Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:

Classification	Estimated useful life
Buildings	Over the lease term

Intangibles

Intangibles

Intangible assets are carried at cost less accumulated amortization.

Yangshuo accounts for its significant leases of land use rights for purposes of classification of operating or capital. At the inception of the lease agreements, Yangshuo will classify the leases as capital leases under ASC 840-30 if (a) transfer of ownership to lessee at the end of the lease term, (b) bargain purchase option, (c) the lease term equals to or exceeds 75% of economic life of the leased property, and/or (d) present value of minimum lease payments exceeds 90% of fair value of the lease property. Otherwise, the leases will be classified as operating leases.

Intangible assets with finite useful lives are amortized on a straight-line basis that align with it economic benefits of the intangible assets to be consumed. The original estimated useful life for the land use rights of Yangshuo ranged from 38 to 70 years stipulated on the lease term.

Intangible assets are reviewed at least annually to determine whether there are any circumstances arisen that may trigger the impairment of their carrying values. Management considers intangible assets to be impaired if their carrying value exceeds the future projected cash flows from the perspective operations. Management also evaluates the periods of amortization to identify if any subsequent events or conditions that warrant revised estimates of useful lives.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets, including buildings and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. Yangshuo assesses the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. When Yangshuo identifies an impairment, Yangshuo reduces the carrying amount of the asset to its estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of the fiscal years ended December 31, 2017 and 2016, management determined that there was no impairment.

Fair Values of Financial Instruments

Fair Values of Financial Instruments

ASC Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information of financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all non-financial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

Yangshuo considers the carrying amount of cash, other receivables and other short-term payables, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

Comprehensive Income (loss)

Comprehensive Income (Loss)

Other comprehensive income (loss) refers to revenues, expenses, gains and losses that under generally accepted accounting principles are included in comprehensive income (loss) but are excluded from net income (loss) as these amounts are recorded directly as an adjustment to stockholders’ equity. Yangshuo’s other comprehensive income (loss) is comprised of foreign currency translation adjustments.

Revenue Recognition

Revenue Recognition

Yangshuo recognizes revenue in accordance with ASC 605, Revenue Recognition, regarding revenue recognition which specifies that revenue is realized or realizable and earned. Sales revenue is recognized at the date the shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, Yanghshuo has no other obligations and collectability is reasonably assured. Payment received before all the relevant criteria are recorded as customer advance.

Yangshuo sells the products of lead and zinc ore mining to industrial users and/or construction companies in primarily Yangshuo county, Guangxi province of the PRC. Sales agreements are signed with some of the major customers. The agreements provide specific terms and conditions with the exception of delivery date and quantity, which are provided when customers requested orders. Yangshuo does not sell products on a consignment basis. There is no right of return or exchange after products are delivered and accepted by customers.

Operating revenue of Yangshuo represents the selling price of the products on invoice, net of a value-added tax (“VAT”).

During the transition period of Yangshuo exploring business opportunities, it made its land and buildings available for release. Rental income attributable to residential and commercial leases is recorded on a straight-line basis, which is not materially different than if it were recorded when due from residents and recognized monthly as it was earned. Leases entered into between a resident and a property for the rental of a unit are generally year-to-year, renewable upon consent of both parties on an annual or monthly basis.

Concentration of Risk

Concentration of Risk

Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and other accounts receivable. As of December 31, 2017 and 2016, $344,679 (RMB 2,242,587) and $14,886 (RMB 103,350) were deposited with various major financial institutions located in the PRC, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness. Historically, deposits in Chinese banks are secure due to state policy to protect depositor interests. However, China promulgated a Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures to provide for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the current Bankruptcy Law, a Chinese bank may file bankruptcy if it deems itself to be insolvent. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have intensified competition in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy at the institutions that the Company maintains deposits has increased. In the event of bankruptcy, the Company is unlikely to reclaim its deposits in full since it is unlikely to be classified as a secured creditor under PRC laws.

Other accounts receivable consists of rental receivable and deposit paid. They are typically unsecured and rental receivable are derived from revenue earned from leasee, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its leasees’ creditworthiness and its ongoing monitoring of outstanding balances. The Company maintains reserves for estimated credit losses, and such losses have generally been within expectations.

Income Taxes

Income Taxes

Yangshuo accounts for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

Yangshuo applies ASC 740, Accounting for Income Taxes , to account for uncertainty in income taxes and the evaluation of a tax position is a two-step process. The first step is to determine whether it is more likely than not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met.

Recent Accounting Pronouncement

Recent Accounting Pronouncement

Recently Adopted Accounting Standards

Disclosure of Going Concern Uncertainties: In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (ASU 2014-15), to provide guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and to provide related footnote disclosures. The amendments in ASU 2014-15 are effective for fiscal years and interim periods within those years, beginning after December 15, 2016. We adopted this amendment in the year beginning January 01, 2017. The adoption of ASU 2014-15 did not have a material impact on the Company’s financial statements.

Accounting Pronouncements Issued But Not Yet Adopted

Revenue Recognition: In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers: Topic 606 (ASU 2014-09), to supersede nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for us in our first quarter of fiscal 2018 using either of two methods: (i) retrospective to each prior reporting period presented with the option to elect certain practical expedients as defined within ASU 2014-09 (full retrospective method); or (ii) retrospective with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application and providing certain additional disclosures as defined per ASU 2014-09 (modified retrospective method). The Company elected the modified retrospective approach.

The Company’s assessment efforts have included reviewing current revenue processes, arrangements and accounting policies to identify potential differences that could arise from the application of this standard on its consolidated financial statements and related disclosures. The Company expects the impact of the adoption of this standard is nominal on its financial statements since the Company’s traditional lead-zinc mining business has been idled and the Company is transitioning to a new business in sand tailing.

Financial instrument: In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). The standard addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is not permitted. Accordingly, the standard is effective for us on January 1, 2018. Since the Company do not have any financial instruments, management does not expect there will be any material impact on the financial statements.

Leases : In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-2”), which provides guidance on lease amendments to the FASB Accounting Standard Codification. This ASU will be effective for us on January 1, 2019. We are currently in the process of evaluating the impact of the adoption of ASU 2016-2 on our consolidated financial statements.

Financial Instruments - Credit Losses: In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. ASU 2016-13 is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is allowed as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is still evaluating the effect that this guidance will have on the Company’s consolidated financial statements and related disclosures.

Statement of Cash Flows: In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): The amendments in this Update apply to all entities, including both business entities and not-for-profit entities that are required to present a statement of cash flows under Topic 230. The amendments in this Update provide guidance on the following eight specific cash flow issues. The amendments are an improvement to GAAP because they provide guidance for each of the eight issues, thereby reducing the current and potential future diversity in practice described above. ASU 2016-15 is effective for the Company for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company evaluated that none of the specific type of cash flow issues provided on this pronouncement is applicable. Therefore, the Company does not believe that this standard has a significant impact on the presentation of its consolidated statement of cash flows.

Statement of Cash Flows: In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): “Restricted Cash” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This update is effective in fiscal years, including interim periods, beginning after December 15, 2017 and early adoption is permitted. The adoption of this guidance will result in the inclusion of the restricted cash balances within the overall cash balance and removal of the changes in restricted cash activity, which are currently recognized in other financing activities, on the Statements of Consolidated Cash Flows. Furthermore, an additional reconciliation will be required to reconcile Cash and cash equivalents and restricted cash reported within the Consolidated Balance Sheets to sum to the total shown in the Statements of Consolidated Cash Flows. The Company has already disclosed the restricted cash separately on its Consolidated Statements of Financial Position. Beginning the first quarter of 2018, the Company has adopted and also include the restricted cash balances on the Statements of Consolidated Cash Flows and reconciliation of Cash, cash equivalent and restricted cash within its Consolidated Statements of Financial Positions that sum to the total of the same such amounts shown in its Consolidated Statements of Cash Flows.

Business Combination: In January 2017, the FASB issued Accounting Standards Update No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (ASU 2017-01), which revises the definition of a business and provides new guidance in evaluating when a set of transferred assets and activities is a business. The Company has adopted this guidance effective for us in the first quarter of 2018 on a prospective basis. This standard does not have a material impact on our consolidated financial statements unless and until the Company plans an acquisition or deconsolidation in the future.

Financial Instruments - Credit Losses: In June 2017, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. ASU 2017-13 is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is allowed as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is still evaluating the impact of this standard on the Company’s consolidated financial statements and related disclosures.

Revenue Recognition and Leases: In September 2017, the FASB issued ASU 2017-13, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842). The main objective of this pronouncement is to clarify the effective date of the adoption of ASC Topic 606 and ASC Topic 842 and the definition of public business entity as stipulated in ASU 2014-09 and ASU 2016-02. ASU 2014-09 provides that a public business entity and certain other specified entities adopt ASC Topic 606 for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. All other entities are required to adopt ASC Topic 606 for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. ASU 2016-12 requires that “a public business entity and certain other specified entities adopt ASC Topic 842 for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. All other entities are required to adopt ASC Topic 842 for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020”. ASU 2017-13 clarifies that the SEC would not object certain public business entities to elect to use the non-public business entities effective dates for applying ASC 606 and ASC 842. ASU 2017-13, however, limits such election to certain public business entities that “otherwise would not meet the definition of a public business entity except for a requirement to include or inclusion of its financial statements or financial information in another entity’s filings with the SEC”. The Company elected to adopt ASC Topic 606 and ASC Topic 842 beginning January 1, 2018 and January 1, 2019, respectively.

Except for the ASU above, in the period from February 2018 through April 2018, the FASB has issued ASU No. 2018-02 through ASU 2018-05, which are not expected to have a material impact on the consolidated financial statements upon adoption.

Tang Dynasty Investment Group Limited [Member]
Basis of Presentation

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America. This basis of accounting involves the application of accrual accounting and consequently, revenues and gains are recognized when earned, and expenses and losses are recognized when incurred. The consolidated financial statements are expressed in U.S. dollars.

Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the financial statements of Tang Dynasty, its subsidiary and VIE. The Company was subsequently following with a reverse acquisition (see Note 14) and the consolidated equity would be the registered capital and equity of the operating company and the holding company. All intercompany transactions, balances and unrealized profit and losses have been eliminated on consolidation.

Use of Estimates and Assumptions

Use of Estimates and Assumptions

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimate and assumptions that impact the presented amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the presented amounts of revenues and expenses during the period. Actual results may differ from those estimates. Significant estimates during the year ended December 31, 2017 include the collectability of receivables, the useful lives of long-lived assets and intangibles, assumptions used in assessing impairment of long-lived assets, valuation of accruals for expenses and tax due.

Going Concern Consideration

Going concern consideration

The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which contemplate continuation of the Company as a going concern basis. The going-concern basis assumes that assets are realized and liabilities are extinguished in the ordinary course of business at amounts disclosed on the financial statements. The Company’s ability to continue as a going concern depends on the liquidation of its current assets. As of December 31, 2017 the Company has incurred a comprehensive loss of $379,273 and a negative working capital of $2,964,976. These conditions raise substantial doubt about the ability of the Company to continue as a going concern.

In an effort to continue as a going concern, the shareholder continues to raise fund through private placement or issuance of shares to support the operational needs. The shareholders of Tang Dynasty also entered into a share exchange agreement with Image International Group, Inc. (“IMGL”), a U.S. public company, on January 15, 2018 which effected the reserve acquisition. Tang Dynasty became a wholly-owned subsidiary of IMGL. Management believes that the foregoing actions would enable the Company to continue as a going concern.

Foreign Currency Translation

Foreign Currency Translation

The reporting currency of the Company is the U.S. dollar. Tang Dynasty uses the local currency, Hong Kong Dollar, while Gu Yue and Yangshuo use the local currency, Renminbi (RMB), as their functional currencies as determined based on the criteria of ASC 830, “Foreign Currency Translation”. Assets and liabilities are translated at the unified exchange rate as quoted by the U.S. Federal Reserve at the end of the period. Income and expense accounts are translated at the average translation rates and the equity accounts are translated at historical rates. Translation adjustments resulting from this process are included in accumulated other comprehensive income in the statement of equity. Transaction gains and losses that arise from exchange rate fluctuations on transactions denominated in a currency other than the functional currency are included in the results of operations as incurred. Translation adjustments included in accumulated other comprehensive gain/(loss) amounted to $136,129 for the year ended December 31, 2017.

Below is a table with foreign exchange rates used for translation:

For the year ended December 31, 2017 (Average Rate)	Hong Kong Dollar (HKD)	Chinese Renminbi (RMB)
United States dollar ($1)	7.7926	6.7569

As of December 31, 2017 (Closing Rate)
United States dollar ($1)	7.8128	6.5063

Cash and Cash Equivalents

Cash and Cash Equivalents

We consider all highly liquid investments with an original maturity of three months or less when purchased to be cash equivalents. We maintain with various financial institutions in Hong Kong and PRC. As of December 31, 2017, cash balances held in Hong Kong and PRC banks are uninsured. We have not experienced any losses in bank accounts and believes we are not exposed to any risks on our cash in bank accounts.

Financial Instrument

Financial Instrument

The carrying amount reported in the balance sheet for cash, other receivables, accrued liabilities and other payables approximate fair value because of the immediate or short-term maturity of these financial instruments.

Plant, Property and Equipment

Plant, Property and Equipment

Plant, property and equipment are stated at cost less accumulated depreciation and impairment losses. Gains and losses on dispositions of property and equipment are included in operating income (loss). Major additions, renewals and improvements are capitalized, while maintenance and repairs are recognized as expense as incurred.

Depreciation is provided over the estimated useful life of each class of depreciable assets and is computed using the straight-line method over the useful lives of the assets are as follows:

Classification	Estimated useful life
Buildings	Over the lease term

Intangibles

Intangibles

Intangible assets are carried at cost less accumulated amortization.

We account for its significant leases of land use rights for purposes of classification of operating or capital. At the inception of the lease agreements, we will classify the leases as capital leases under ASC 840-30 if (a) transfer of ownership to lessee at the end of the lease term, (b) bargain purchase option, (c) the lease term equals to or exceeds 75% of economic life of the leased property, and/or (d) present value of minimum lease payments exceeds 90% of fair value of the lease property. Otherwise, the leases will be classified as operating leases.

Intangible assets with finite useful lives are amortized on a straight-line basis that align with it economic benefits of the intangible assets to be consumed. The original estimated useful life for the land use rights of Yangshuo ranged from 38 to 70 years stipulated on the lease term.

Intangible assets are reviewed at least annually to determine whether there are any circumstances arisen that may trigger the impairment of their carrying values. Management considers intangible assets to be impaired if their carrying value exceeds the future projected cash flows from the perspective operations. Management also evaluates the periods of amortization to identify if any subsequent events or conditions that warrant revised estimates of useful lives.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

Long-lived assets, including buildings and intangible assets with finite lives are reviewed for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying value of an asset may not be recoverable. We assess the recoverability of the assets based on the undiscounted future cash flows the assets are expected to generate and recognize an impairment loss when estimated discounted future cash flows expected to result from the use of the asset plus net proceeds expected from disposition of the asset, if any, are less than the carrying value of the asset. When we identify an impairment, reduce the carrying amount of the asset to the estimated fair value based on a discounted cash flows approach or, when available and appropriate, to comparable market values. As of the fiscal year ended December 31, 2017, management determined that there was no impairment.

Fair Values of Financial Instruments

Fair Values of Financial Instruments

ASC Topic 825, Financial Instruments (“Topic 825”) requires disclosure of fair value information of financial instruments, whether or not recognized in the balance sheets, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the instruments. Topic 825 excludes certain financial instruments and all non-financial assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts do not represent the underlying value of the Company.

The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments

Level 3 inputs to the valuation methodology are unobservable and significant to the fair value.

We consider the carrying amount of cash, other receivables and other short-term payables, to approximate their fair values because of the short period of time between the origination of such instruments and their expected realization.

Comprehensive Income (loss)

Comprehensive Income (Loss)

Other comprehensive income (loss) refers to revenues, expenses, gains and losses that under generally accepted accounting principles are included in comprehensive income (loss) but are excluded from net income (loss) as these amounts are recorded directly as an adjustment to stockholders’ equity. Our other comprehensive income (loss) is comprised of foreign currency translation adjustments.

Revenue Recognition

Revenue Recognition

We recognize revenue in accordance with ASC 605, Revenue Recognition, regarding revenue recognition which specifies that revenue is realized or realizable and earned. Sales revenue is recognized at the date the shipment to customers when a formal arrangement exists, the price is fixed or determinable, the delivery is completed, we have no other obligations and collectability is reasonably assured. Payment received before all the relevant criteria are recorded as customer advance.

We sell the products of lead and zinc ore mining to industrial users and/or construction companies in primarily Yangshuo county, Guangxi province of the PRC. Sales agreements are signed with some of the major customers. The agreements provide specific terms and conditions with the exception of delivery date and quantity, which are provided when customers requested orders. We do not sell products on a consignment basis. There is no right of return or exchange after products are delivered and accepted by customers.

Operating revenue represents the selling price of the products on invoice, net of a value-added tax (“VAT”).

During the transition period of Yangshuo exploring business opportunities, it made its land and buildings available for release. Rental income attributable to residential and commercial leases is recorded on a straight-line basis, which is not materially different than if it were recorded when due from residents and recognized monthly as it was earned. Leases entered into between a resident and a property for the rental of a unit are generally year-to-year, renewable upon consent of both parties on an annual or monthly basis.

Concentration of Risk

Concentration of Risk

Credit Risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents and other accounts receivable. As of December 31, 2017, $626,309 (HKD 4,893,226) and $360,512 (RMB 2,345,604) were deposited with various major financial institutions located in Hong Kong and the PRC, respectively. While management believes that these financial institutions are of high credit quality, it also continually monitors their credit worthiness. Under the Deposit Scheme Protection Rules of Hong Kong Special Administrative Region, China, eligible bank deposits with banks in Hong Kong are insured up to $63,998 (HKD500,000). Eligible bank deposits include all types of ordinary deposits in any currency such as current accounts, savings accounts, secured deposits and time deposits with a maturity term no more than 5 years.

Historically, deposits in Chinese banks are secure due to state policy to protect depositor interests. However, China promulgated a Bankruptcy Law in August 2006 that came into effect on June 1, 2007, which contains a separate article expressly stating that the State Council may promulgate implementation measures to provide for the bankruptcy of Chinese banks based on the Bankruptcy Law. Under the current Bankruptcy Law, a Chinese bank may file bankruptcy if it deems itself to be insolvent. In addition, since China’s concession to the World Trade Organization, foreign banks have been gradually permitted to operate in China and have intensified competition in many aspects, especially since the opening of the Renminbi business to foreign banks in late 2006. Therefore, the risk of bankruptcy at the institutions that the Company maintains deposits has increased. In the event of bankruptcy, the Company is unlikely to reclaim its deposits in full since it is unlikely to be classified as a secured creditor under PRC laws.

Other accounts receivable consists of rental receivable and deposit paid. They are typically unsecured and rental receivable are derived from revenue earned from leasee, thereby exposed to credit risk. The risk is mitigated by the Company’s assessment of its leasees’ creditworthiness and its ongoing monitoring of outstanding balances. The Company maintains reserves for estimated credit losses, and such losses have generally been within expectations.

Income Taxes

Income Taxes

We account for income taxes using the liability method. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Company records a valuation allowance against deferred tax assets if, based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date.

We apply ASC 740, Accounting for Income Taxes, to account for uncertainty in income taxes and the evaluation of a tax position is a two-step process. The first step is to determine whether it is more likely than not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likelihood of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met.

Recent Accounting Pronouncement

Recent Accounting Pronouncement

Recently Adopted Accounting Standards

Disclosure of Going Concern Uncertainties: In August 2014, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No. 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (ASU 2014-15), to provide guidance on management’s responsibility in evaluating whether there is substantial doubt about a company’s ability to continue as a going concern and to provide related footnote disclosures. The amendments in ASU 2014-15 are effective for fiscal years and interim periods within those years, beginning after December 15, 2016. We adopted this amendment in the year beginning January 01, 2017. The adoption of ASU 2014-15 did not have a material impact on the Company’s financial statements.

Accounting Pronouncements Issued But Not Yet Adopted

Revenue Recognition: In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers: Topic 606 (ASU 2014-09), to supersede nearly all existing revenue recognition guidance under U.S. GAAP. The core principle of ASU 2014-09 is to recognize revenues when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. ASU 2014-09 defines a five step process to achieve this core principle and, in doing so, it is possible more judgment and estimates may be required within the revenue recognition process than are required under existing U.S. GAAP, including identifying performance obligations in the contract, estimating the amount of variable consideration to include in the transaction price and allocating the transaction price to each separate performance obligation. ASU 2014-09 is effective for us in our first quarter of fiscal 2018 using either of two methods: (i) retrospective to each prior reporting period presented with the option to elect certain practical expedients as defined within ASU 2014-09 (full retrospective method); or (ii) retrospective with the cumulative effect of initially applying ASU 2014-09 recognized at the date of initial application and providing certain additional disclosures as defined per ASU 2014-09 (modified retrospective method). The Company elected the modified retrospective approach.

The Company’s assessment efforts have included reviewing current revenue processes, arrangements and accounting policies to identify potential differences that could arise from the application of this standard on its consolidated financial statements and related disclosures. The Company expects the impact of the adoption of this standard is nominal on its financial statements since the Company’s traditional lead-zinc mining business has been idled and the Company is transitioning to a new business in sand tailing.

Financial instrument : In January 2016, the FASB issued ASU No. 2016-01, “Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities” (“ASU 2016-01”). The standard addresses certain aspects of recognition, measurement, presentation, and disclosure of financial instruments. ASU 2016-01 is effective for fiscal years, and interim periods within those years, beginning after December 15, 2017, and early adoption is not permitted. Accordingly, the standard is effective for us on January 1, 2018. Since the Company do not have any financial instruments, management does not expect there will be any material impact on the financial statements.

Leases: In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842) (“ASU 2016-2”), which provides guidance on lease amendments to the FASB Accounting Standard Codification. This ASU will be effective for us on January 1, 2019. We are currently in the process of evaluating the impact of the adoption of ASU 2016-2 on our consolidated financial statements.

Financial Instruments - Credit Losses: In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. ASU 2016-13 is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is allowed as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is still evaluating the effect that this guidance will have on the Company’s consolidated financial statements and related disclosures.

Statement of Cash Flows: In August 2016, the FASB issued ASU 2016-15, Statement of Cash Flows (Topic 230): The amendments in this Update apply to all entities, including both business entities and not-for-profit entities that are required to present a statement of cash flows under Topic 230. The amendments in this Update provide guidance on the following eight specific cash flow issues. The amendments are an improvement to GAAP because they provide guidance for each of the eight issues, thereby reducing the current and potential future diversity in practice described above. ASU 2016-15 is effective for the Company for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. Early adoption is permitted, including adoption in an interim period. The Company evaluated that none of the specific type of cash flow issues provided on this pronouncement is applicable. Therefore, the Company does not believe that this standard has a significant impact on the presentation of its consolidated statement of cash flows.

Statement of Cash Flows: In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): “Restricted Cash” (“ASU 2016-18”). ASU 2016-18 requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. This update is effective in fiscal years, including interim periods, beginning after December 15, 2017 and early adoption is permitted. The adoption of this guidance will result in the inclusion of the restricted cash balances within the overall cash balance and removal of the changes in restricted cash activity, which are currently recognized in other financing activities, on the Statements of Consolidated Cash Flows. Furthermore, an additional reconciliation will be required to reconcile Cash and cash equivalents and restricted cash reported within the Consolidated Balance Sheets to sum to the total shown in the Statements of Consolidated Cash Flows. The Company has already disclosed the restricted cash separately on its Consolidated Statements of Financial Position. Beginning the first quarter of 2018, the Company has adopted and also include the restricted cash balances on the Statements of Consolidated Cash Flows and reconciliation of Cash, cash equivalent and restricted cash within its Consolidated Statements of Financial Positions that sum to the total of the same such amounts shown in its Consolidated Statements of Cash Flows.

Business Combination: In January 2017, the FASB issued Accounting Standards Update No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business (ASU 2017-01), which revises the definition of a business and provides new guidance in evaluating when a set of transferred assets and activities is a business. The Company has adopted this guidance effective for us in the first quarter of 2018 on a prospective basis. This standard does not have a material impact on our consolidated financial statements unless and until the Company plans an acquisition or deconsolidation in the future.

Financial Instruments - Credit Losses: In June 2017, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (Topic 326): The amendments in this Update require a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. ASU 2017-13 is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is allowed as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is still evaluating the impact of this standard on the Company’s consolidated financial statements and related disclosures.

Revenue Recognition and Leases: In September 2017, the FASB issued ASU 2017-13, Revenue from Contracts with Customers (Topic 606) and Leases (Topic 842). The main objective of this pronouncement is to clarify the effective date of the adoption of ASC Topic 606 and ASC Topic 842 and the definition of public business entity as stipulated in ASU 2014-09 and ASU 2016-02. ASU 2014-09 provides that a public business entity and certain other specified entities adopt ASC Topic 606 for annual reporting periods beginning after December 15, 2017, including interim reporting periods within that reporting period. All other entities are required to adopt ASC Topic 606 for annual reporting periods beginning after December 15, 2018, and interim reporting periods within annual reporting periods beginning after December 15, 2019. ASU 2016-12 requires that “a public business entity and certain other specified entities adopt ASC Topic 842 for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. All other entities are required to adopt ASC Topic 842 for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020”. ASU 2017-13 clarifies that the SEC would not object certain public business entities to elect to use the non-public business entities effective dates for applying ASC 606 and ASC 842. ASU 2017-13, however, limits such election to certain public business entities that “otherwise would not meet the definition of a public business entity except for a requirement to include or inclusion of its financial statements or financial information in another entity’s filings with the SEC”. The Company elected to adopt ASC Topic 606 and ASC Topic 842 beginning January 1, 2018 and January 1, 2019, respectively.

Except for the ASU above, in the period from February 2018 through April 2018, the FASB has issued ASU No. 2018-02 through ASU 2018-05, which are not expected to have a material impact on the consolidated financial statements upon adoption.